RELATED PARTY TRANSACTIONS (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
RELATED PARTY TRANSACTIONS
15.  RELATED PARTY TRANSACTIONS

There were no related party transactions during the nine months ended September 30, 2011 and 2010, except as set forth below.

On March 31, 2010, $227,376 of unpaid salary and related accrued interest was forgiven by its Chief Executive Officer, which is included in other income in the statement of operations for the nine months ended September 30, 2010.  The unpaid salary was bearing interest at 11.25% per annum.  Unpaid interest on accrued salaries to the Chief Executive Officer was $0 and $22,978 at September 30, 2011 and December 31, 2010, respectively.

During the nine months ended September 30, 2011, payments for research and development costs in the amount of $1,475,769 were paid to Waxess Research & Development which was eliminated during consolidation.  The Company owns 49% of Waxess Research & Development, which on August 26, 2011 filed an amendment to its Articles of Incorporation with the Secretary of State of California to change its name to “AirTouch Labs, Inc.”